Inventories	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
Inventories
10.	Inventories

(In thousands)	December 31, 2017	December 31, 2018
Hardware devices (note a)	3,546	12,377
Others	333	483
Less: Impairment	—	(193)
Total	3,879	12,667

Note a: Hardware devices include OneThing Cloud, Xiazaibao (“XZB”) and hard discs.

OneThing Cloud is a hardware, which can be used as remote downloader, personal cloud storage and file management device. It can also act as a micro server between users and Xunlei, which enables users to share their idle uplink capacity with Xunlei, in return “LinkToken” will be rewarded for exchange of idle uplink capacity.

XZB is a personal cloud hardware, which can remotely control downloading through mobile phones or computers, to expand storage of terminals unlimitedly and share data in cloud storage.

The inventory written down is nil and USD 193,000 respectively for the years ended December 31, 2017 and 2018.